NET TRADING LOSS (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Trading Profit Loss Details [Abstract]
Gains included in net trading loss from the re-purchase by the Group of debt securities issued by the Group.	€ 8,688	€ 7,651	€ 10,855